Non-current assets held for sale and liabilities associated with non-current assets held for sale - Schedule of non-current assets classified as held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	€ 26,480	€ 27,438
Other assets	11,798	8,719
Total Assets associated with non-current assets held for sale	2,866	75,011
Total Liabilities associated with non-current assets held for sale	0	62,995
Assets and liabilities classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,857	2,850
Other assets	9	13
Total Assets associated with non-current assets held for sale	2,866	75,011
Total Liabilities associated with non-current assets held for sale	0	62,995
Assets and liabilities classified as held for sale | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	2,487	2,487
Assets and liabilities classified as held for sale | Other tangible assets held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	370	363
Assets and liabilities classified as held for sale | Spain | Foreclosed assets
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets	1,643	1,705
Assets and liabilities classified as held for sale | Total for all subsidiaries
Assets And Liabilities Classified As Held For Sale [Line Items]
Total Assets associated with non-current assets held for sale	0	72,148
Assets and liabilities classified as held for sale | Santander Bank Polska SA
Assets And Liabilities Classified As Held For Sale [Line Items]
Total Assets associated with non-current assets held for sale	0	72,148
Total Liabilities associated with non-current assets held for sale	€ 0	€ 62,995